Related Party Transactions and Balances (Details) - USD ($)							1 Months Ended					9 Months Ended	12 Months Ended
	Apr. 30, 2023	Sep. 01, 2022	Aug. 15, 2022	Apr. 30, 2022	Nov. 30, 2021	May 31, 2021	Feb. 28, 2021	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jul. 07, 2023	Dec. 31, 2022	May 31, 2022	Apr. 12, 2022	Mar. 31, 2015
Related Party Transactions and Balances [Line Items]
Monthly payments									$ 6,000		$ 13,333
Increase decrease monthly fees			$ 7,500					$ 15,000
Termination payment																		$ 90,000
Accounts payable and accrued liabilities												$ 610,946	$ 672,550			$ 619,361
Outstanding promissory note												1,211,463	1,211,463			1,211,463			$ 1,400,000
Advance amount												55,000	55,000		$ 150,000
Accrued interest												4,195
Carrying amount													1,220,372
Alpha Seven [Member]
Related Party Transactions and Balances [Line Items]
Advance amount												55,000		$ 55,000
Accrued interest												$ 4,195	2,550
Cornerstone Management Corp. [Member]
Related Party Transactions and Balances [Line Items]
Monthly payments											$ 15,000
Increase decrease monthly fees		$ 9,000								$ 18,000			$ 9,000
Fees less										432,000
Termination payment										54,000
Service fee	$ 400
Termination fee	$ 54,000
Denis Kay, Chief Scientific Officer [Member]
Related Party Transactions and Balances [Line Items]
Increase decrease monthly fees										15,000
Fees less										360,000
Termination payment										$ 45,000
Michael McFadden [Member]
Related Party Transactions and Balances [Line Items]
Annual base compensation							$ 500,000
Mr. McFadden [Member]
Related Party Transactions and Balances [Line Items]
Granted bonus rights (in Shares)				327,830								65,566	65,566
Other liabilities												$ 54,045	$ 58,427			5,819
Ms. D’Angelo [Member]
Related Party Transactions and Balances [Line Items]
Annual base compensation						$ 420,000
Granted bonus rights (in Shares)												29,505	29,505				42,618
Other liabilities												$ 20,205	$ 25,698			$ 2,476
Cedric O’Gorman [Member]
Related Party Transactions and Balances [Line Items]
Annual base compensation					$ 400,000
Annual base salary, percentage					50.00%
Donald Kalkofen [Member]
Related Party Transactions and Balances [Line Items]
Annual base compensation				$ 420,000
Annual base salary, percentage				50.00%
Maximum [Member] | Ms. D’Angelo [Member]
Related Party Transactions and Balances [Line Items]
Granted bonus rights (in Shares)																	42,618
Months 1 through 6 [Member]
Related Party Transactions and Balances [Line Items]
Annual base salary, percentage							100.00%
Months 7 through 9 [Member]
Related Party Transactions and Balances [Line Items]
Annual base salary, percentage							50.00%
Months 10 through 12 [Member]
Related Party Transactions and Balances [Line Items]
Annual base salary, percentage							25.00%